Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss) (including non-controlling interests)	$ 15,565	$ (578)	$ (2,391)
Derivative financial instruments:
Gain arising during the period	2,921	52	354
Gains or losses reclassification adjustment and hedge ineffectiveness	(384)	(119)	(1,004)
Derivative financial instruments	2,537	(67)	(650)
Exchange differences arising on translation of foreign operations:
(Loss) gain arising during the period	(960)	(1,388)	177
Reclassification adjustments for loss (gain) included in the consolidated statements of operations	105	0	(105)
Exchange differences arising on translation of foreign operations	(855)	(1,388)	72
Share of other comprehensive income (loss) related to associates and joint ventures
Gain (loss) arising during the period	509	98	(82)
Reclassification adjustments for (gain) loss included in the consolidated statements of operations and financial position (basis adjustments)	(266)	0	10
Share of other comprehensive income (loss) related to associates and joint ventures	243	98	(72)
Income tax (expense) benefit related to components of other comprehensive income (loss) that can be recycled to the consolidated statements of operations	(705)	363	279
Investments in equity instruments at FVOCI:
Gain arising during the period	764	486	28
Share of other comprehensive (loss) gain related to associates and joint ventures	(2)	16	10
Investments in equity instruments at FVOCI	762	502	38
Employee benefits - Recognized actuarial gains (losses)	636	(333)	(259)
Share of other comprehensive income (loss) related to associates and joint ventures	21	(14)	0
Income tax (expense) benefit related to components of other comprehensive income (loss) that cannot be recycled to the consolidated statements of operations	(313)	13	(32)
Total other comprehensive income (loss)	2,326	(826)	(624)
Equity holders of the parent	2,365	(781)	(666)
Non-controlling interests	(39)	(45)	42
Total comprehensive income (loss)	17,891	(1,404)	(3,015)
Total comprehensive income (loss) attributable to:
Equity holders of the parent	17,321	(1,514)	(3,120)
Non-controlling interests	$ 570	$ 110	$ 105